Note 22 - Related Party Transactions	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
22.	RELATED PARTY TRANSACTIONS

NTT and its subsidiaries own 26.0% of IIJ's outstanding common shares and 26.4% of IIJ's voting shares as of March 31, 2016.

The Company entered into a number of different types of transactions with NTT and its subsidiaries including purchases of wireline telecommunication services for the Company’s offices and capital lease arrangements. For the Company’s connectivity and outsourcing services, the Company purchases international and domestic backbone services, local access lines and rental rack space in data centers and mobile data communication services from NTT and its subsidiaries. The Company sells to NTT and its subsidiaries its services, system integration services and monitoring services for their data centers.

The amounts of balances as of March 31, 2015 and 2016 and transactions of the Company with NTT and its subsidiaries for the each of the three years in the period ended March 31, 2016, are summarized as follows:

	Thousands of Yen
	2014	2015	2016

Accounts receivable	–	¥463,613	¥1,184,804
Accounts payable	–	2,535,234	3,041,505
Lease obligations	–	1,268,324	1,750,054
Revenues	¥2,370,954	2,898,040	3,129,622
Costs	15,579,173	16,706,036	24,268,440
Interest expenses	24,756	24,402	30,370

As for balances and transactions with equity method investees, refer to Note 6, “Investments in Equity Method Investees.”